Accounts payable	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Accounts Payable [Abstract]
Accounts payable
13.	Accounts payable

The Company receives credit from its suppliers for 30 and 45 days without charging interest, whereby the provider payment policy is to pay the maximum term granted. As of the date of these consolidated financial statements there is no supplier that represents more than 10% of its investments in productive assets and/or the total operating costs.

	December 31, 2018		December 31, 2019		December 31, 2020
Suppliers	Ps.	730,361	Ps.	735,729	Ps.	952,912
Interest payable		84,224		98,882		90,759
Direct employee benefits		48,239		62,494		88,567
Others suppliers		141,380		112,635		56,353
Others		10,932		11,989		5,759
Total	Ps.	1,154,712	Ps.	1,163,773	Ps.	1,194,350

The balance of direct employee benefits corresponding principally of provisions of vacation pay, bonuses and other employee benefits.